Income Taxes (Tax Effects of Temporary Differences) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Taxes [Abstract]
Accounts receivable	$ 29	179	268
Other receivables	102	636
Inventory impairment	147	917	917
Estimated Loss due to Product Warranty	20	125	124
Deferred tax assets - current	298	1,857	1,309
Property, plant and equipment, principally due to differences in depreciation	238	1,481	1,622
Construction in progress, principally due to capitalized interest	(497)	(3,093)	(1,417)
Lease prepayments, principally due to differences in charges	(61)	(383)	(394)
Allowance for advanced to supplier-long term	39	242
Net loss carryforward	1,403	8,743
Deferred tax assets - non-current	1,122	6,990	(189)
Net deferred income tax assets	$ 1,420	8,847	1,120